Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

October 17, 2018

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O’Neal-Johnson

Re:	The Lazard Funds, Inc.
Post-Effective Amendment No. 128 to Registration Statement on Form N-1A (Registration Nos.: 811-06312; 33-40682)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 128 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed in order to add a new series to the Fund, Lazard International Compounders Portfolio (the “New Portfolio”). The statement of additional information included in the Amendment is marked to show changes from the statement of additional information filed pursuant to Rule 485(a) under the 1933 Act on August 17, 2018.

The New Portfolio’s investment objective is to seek long-term capital appreciation. The New Portfolio invests primarily in equity securities, principally common stocks, of non-US companies, including those whose principal business activities are located in emerging market countries. The New Portfolio’s investment manager, Lazard Asset Management, LLC (the “Investment Manager”) seeks to realize the New Portfolio’s investment objective primarily by investing in companies that the Investment Manager considers to be “Compounders,” meaning high quality businesses that it believes can generate, and sustain, high levels of financial productivity (i.e., return on equity, return on capital and cash flow return on investment). The Investment Manager focuses mainly on identifying Compounders that it believes are able to reinvest a significant portion of their cash flows back into their business at similarly attractive rates of return. The New Portfolio may invest in securities of companies across the capitalization spectrum.

The features of the New Portfolio’s Open Shares, Institutional Shares and R6 Shares and the process for determination of net asset value will be identical to that of the other Fund portfolios.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act prior to the effective date of the Amendment in order to file certain exhibits and to respond to any comments of the staff of the Securities and Exchange Commission on the Amendment.

Beijing | Boca Raton | Boston | Chicago | Hong Kong | London | Los Angeles | New Orleans | New York | Newark | Paris | São Paulo | Washington, DC

Please telephone the undersigned at 212.969.3722, or Lisa Goldstein of this office at 212.969.3381, if you have any questions.

Very truly yours,

/s/ Robert Spiro

Robert Spiro

cc:         Lisa Goldstein